United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2023

Date of reporting period: October 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Angola - 4.96%
Credit-Linked Notes - 0.26%
Republic of Angola (Issuer Aurora Australis BV), 8.998%, Due 12/19/2023, (6 mo. USD LIBOR + 6.250%)A B	$	281,250	$288,084
Republic of Angola (Issuer ICBC Standard Bank PLC), 16.500%, Due 3/18/2024	AOA	300,000,000	647,714

Total Credit-Linked Notes			935,798

Foreign Sovereign Obligations - 4.70%
Angolan Government International Bonds,
8.250%, Due 5/9/2028B		10,273,000	8,639,593
8.000%, Due 11/26/2029C		2,114,000	1,715,934
8.750%, Due 4/14/2032C		3,475,000	2,799,112
9.375%, Due 5/8/2048B		4,267,000	3,237,800
9.125%, Due 11/26/2049B		800,000	601,600

Total Foreign Sovereign Obligations			16,994,039

Total Angola (Cost $20,575,672)			17,929,837

Argentina - 1.35%
Foreign Sovereign Obligations - 1.35%
Argentina Government International Bonds,
1.000%, Due 7/9/2029		227,491	46,663
0.500%, Due 7/9/2030D E		3,027,515	637,651
1.500%, Due 7/9/2035D E		21,212,784	4,209,682

Total Foreign Sovereign Obligations			4,893,996

Total Argentina (Cost $10,619,627)			4,893,996

Armenia - 2.17%
Foreign Sovereign Obligations - 2.17%
Armenia International Bonds,
7.150%, Due 3/26/2025B		1,323,000	1,293,693
3.600%, Due 2/2/2031B		2,858,000	1,949,670
Armenia Treasury Bonds,
6.500%, Due 4/29/2024, Series 3YR	AMD	1,575,000,000	3,737,294
7.000%, Due 4/29/2026, Series 5YR	AMD	385,000,000	852,206

Total Foreign Sovereign Obligations			7,832,863

Total Armenia (Cost $7,246,709)			7,832,863

Azerbaijan - 0.31% (Cost $1,119,293)
Credit-Linked Notes - 0.31%
Republic of Azerbaijan (Frontera Capital BV), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,116,006

Belarus - 0.07% (Cost $1,858,145)
Foreign Sovereign Obligations - 0.07%
Development Bank of the Republic of Belarus JSC, 6.750%, Due 5/2/2024C		1,863,000	237,532

Benin - 0.87%
Foreign Sovereign Obligations - 0.87%
Benin Government International Bonds,
4.875%, Due 1/19/2032C	EUR	3,442,000	2,323,705
6.875%, Due 1/19/2052C	EUR	1,360,000	838,964

Total Foreign Sovereign Obligations			3,162,669

Total Benin (Cost $5,679,645)			3,162,669

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Cameroon - 1.87%
Foreign Sovereign Obligations - 1.87%
Cameroon International Bonds,
5.950%, Due 7/7/2032B	EUR	3,250,000	$2,111,317
5.950%, Due 7/7/2032C	EUR	7,172,000	4,659,188

Total Foreign Sovereign Obligations			6,770,505

Total Cameroon, United Republic Of (Cost $11,989,417)			6,770,505

Costa Rica - 0.80% (Cost $2,438,363)
Foreign Sovereign Obligations - 0.80%
Costa Rica Government International Bonds, 9.200%, Due 2/21/2029B	$	2,500,000	2,876,250

Dominican Republic - 3.04%
Foreign Sovereign Obligations - 3.04%
Dominican Republic International Bonds,
12.000%, Due 8/8/2025B	DOP	182,500,000	3,226,532
9.750%, Due 6/5/2026B	DOP	8,850,000	156,432
8.000%, Due 2/12/2027B	DOP	220,000,000	3,392,889
12.750%, Due 9/23/2029C	DOP	224,300,000	4,209,074

Total Foreign Sovereign Obligations			10,984,927

Total Dominican Republic (Cost $11,376,001)			10,984,927

Ecuador - 3.12%
Foreign Sovereign Obligations - 3.12%
Ecuador Government International Bonds,
5.500%, Due 7/31/2030C D E		1,556,850	826,621
5.500%, Due 7/31/2030B D E		9,392,748	4,987,147
2.500%, Due 7/31/2035C D E		5,729,045	2,093,939
2.500%, Due 7/31/2035B D E		5,106,200	1,866,292
1.500%, Due 7/31/2040B D E		2,962,000	977,971
1.500%, Due 7/31/2040C D E		1,625,550	536,712

Total Foreign Sovereign Obligations			11,288,682

Total Ecuador (Cost $18,241,480)			11,288,682

Egypt - 3.38%
Foreign Sovereign Obligations - 3.38%
Egypt Government Bonds,
14.483%, Due 4/6/2026, Series 5YR	EGP	6,500,000	230,894
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	355,794
Egypt Government International Bonds,
7.500%, Due 1/31/2027B		736,000	592,291
5.625%, Due 4/16/2030B	EUR	2,894,000	1,725,435
6.375%, Due 4/11/2031B	EUR	3,050,000	1,814,543
7.903%, Due 2/21/2048B		1,666,000	940,104
8.875%, Due 5/29/2050B		4,595,000	2,722,887
7.500%, Due 2/16/2061B		6,900,000	3,839,850

Total Foreign Sovereign Obligations			12,221,798

Total Egypt (Cost $15,225,183)			12,221,798

El Salvador - 1.17%
Foreign Sovereign Obligations - 1.17%
El Salvador Government International Bonds,
5.875%, Due 1/30/2025B		325,000	178,750
6.375%, Due 1/18/2027B		3,413,000	1,326,632
8.250%, Due 4/10/2032B		1,287,000	511,477
7.625%, Due 2/1/2041B		1,198,000	417,827

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
El Salvador - 1.17% (continued)
Foreign Sovereign Obligations - 1.17% (continued)
El Salvador Government International Bonds, (continued)
7.125%, Due 1/20/2050B	$		2,395,000	$816,127
9.500%, Due 7/15/2052B			2,600,000	972,501

Total Foreign Sovereign Obligations				4,223,314

Total El Salvador (Cost $7,662,640)				4,223,314

Ethiopia - 0.67% (Cost $3,673,288)
Foreign Sovereign Obligations - 0.67%
Ethiopia International Bonds, 6.625%, Due 12/11/2024B			4,743,000	2,423,863

Gabon - 2.68%
Foreign Sovereign Obligations - 2.68%
Gabon Government International Bonds,
6.950%, Due 6/16/2025B			3,864,000	3,480,923
6.625%, Due 2/6/2031B			7,385,000	5,166,693
7.000%, Due 11/24/2031B			1,505,000	1,046,803

Total Foreign Sovereign Obligations				9,694,419

Total Gabon (Cost $12,214,059)				9,694,419

Georgia - 1.63%
Foreign Sovereign Obligations - 1.63%
Georgia Treasury Bonds,
8.250%, Due 11/6/2022		GEL	4,520,000	1,630,773
8.000%, Due 2/4/2023		GEL	5,560,000	1,995,433
8.125%, Due 1/28/2026		GEL	6,540,000	2,281,962

Total Foreign Sovereign Obligations				5,908,168

Total Georgia (Cost $5,170,780)				5,908,168

Ghana - 2.27%
Credit-Linked Notes - 0.03%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B			153,368	114,719

Foreign Corporate Obligations - 0.40%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C			1,842,000	1,443,760

Foreign Sovereign Obligations - 1.84%
Ghana Government Bonds,
20.750%, Due 1/16/2023		GHS	2,670,000	182,197
16.500%, Due 2/6/2023, Series 5Y		GHS	13,300,000	888,135
19.250%, Due 12/18/2023		GHS	3,580,000	200,933
17.700%, Due 3/18/2024		GHS	4,200,000	220,380
19.750%, Due 4/15/2024, Series 5YR		GHS	1,000,000	53,171
21.000%, Due 1/27/2025		GHS	1,680,000	79,655
19.250%, Due 6/23/2025		GHS	23,500,000	1,042,554
19.000%, Due 11/2/2026, Series 10Y		GHS	18,612,000	658,754
19.250%, Due 1/18/2027		GHS	19,750,000	686,336
Ghana Government International Bonds,
7.750%, Due 4/7/2029C			1,641,000	472,526
8.125%, Due 3/26/2032B			4,290,000	1,235,348
7.875%, Due 2/11/2035B			654,000	183,172
8.950%, Due 3/26/2051B			220,000	62,656
8.750%, Due 3/11/2061B			1,679,000	474,150

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Ghana - 2.27% (continued)
Foreign Sovereign Obligations - 1.84% (continued)
Ghana Treasury Notes, 17.250%, Due 7/31/2023, Series 2Y	GHS	3,300,000	$197,338

Total Foreign Sovereign Obligations			6,637,305

Total Ghana (Cost $22,106,917)			8,195,784

Honduras - 0.17%
Foreign Corporate Obligations - 0.14%
Inversiones Atlantida SA, 7.500%, Due 5/19/2026C	$	567,000	507,448

Foreign Sovereign Obligations - 0.03%
Honduras Government International Bonds, 5.625%, Due 6/24/2030B		159,000	107,987

Total Honduras (Cost $670,852)			615,435

Iraq - 2.19%
Foreign Sovereign Obligations - 2.19%
Iraq International Bonds,
6.752%, Due 3/9/2023B		3,385,000	3,325,762
5.800%, Due 1/15/2028B		5,383,813	4,573,721

Total Foreign Sovereign Obligations			7,899,483

Total Iraq (Cost $8,246,062)			7,899,483

Ireland - 0.55% (Cost $2,090,443)
Foreign Sovereign Obligations - 0.55%
Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 02/19/2027B		2,217,857	1,984,982

Ivory Coast - 2.62%
Foreign Sovereign Obligations - 2.62%
Ivory Coast Government International Bonds,
5.250%, Due 3/22/2030B	EUR	2,165,000	1,632,313
5.875%, Due 10/17/2031C	EUR	349,000	261,089
4.875%, Due 1/30/2032B	EUR	5,603,000	3,878,340
6.875%, Due 10/17/2040B	EUR	2,028,000	1,337,784
6.625%, Due 3/22/2048B	EUR	3,800,000	2,365,870

Total Foreign Sovereign Obligations			9,475,396

Total Ivory Coast (Cost $13,976,773)			9,475,396

Jordan - 0.88%
Foreign Sovereign Obligations - 0.88%
Jordan Government International Bonds,
5.850%, Due 7/7/2030B		2,298,000	1,901,687
7.750%, Due 1/15/2028C		1,308,000	1,263,135

Total Foreign Sovereign Obligations			3,164,822

Total Jordan (Cost $3,330,934)			3,164,822

Kazakhstan - 3.65%
Foreign Corporate Obligations - 0.22%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	387,500,000	781,489

Foreign Sovereign Obligations - 3.43%
Kazakhstan Government Bonds,
5.300%, Due 4/26/2023, Series 12YR	KZT	88,600,000	181,450
5.000%, Due 5/15/2023, Series 11YR	KZT	1,559,626,000	3,175,058
9.500%, Due 1/30/2024, Series MEUK	KZT	284,000,000	574,458
8.050%, Due 5/20/2024, Series 1801	KZT	1,040,000,000	2,040,523

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
Kazakhstan - 3.65% (continued)
Foreign Sovereign Obligations - 3.43% (continued)
Kazakhstan Government Bonds, (continued)
10.500%, Due 8/4/2026, Series 5Y		KZT	500,000,000	$983,314
9.000%, Due 3/6/2027, Series 120		KZT	1,000,000,000	1,850,670
10.120%, Due 2/17/2034, Series 13Y		KZT	400,000,000	804,810
Kazakhstan Treasury Bills, 3.608%, Due 8/12/2023, Series 365D		KZT	1,450,000,000	2,781,262

Total Foreign Sovereign Obligations				12,391,545

Total Kazakhstan (Cost $15,050,793)				13,173,034

Kenya - 3.75%
Foreign Sovereign Obligations - 3.75%
Kenya Government International Bonds,
7.250%, Due 2/28/2028B	$		775,000	585,333
8.000%, Due 5/22/2032B			2,039,000	1,419,654
6.300%, Due 1/23/2034B			2,231,000	1,413,852
8.250%, Due 2/28/2048B			4,588,000	2,924,849
Kenya Infrastructure Bonds,
12.000%, Due 9/18/2023, Series 12YR		KES	23,900,000	197,528
11.000%, Due 12/2/2024, Series 9YR		KES	49,100,000	402,249
12.500%, Due 5/12/2025, Series 9YR		KES	22,700,000	187,896
10.200%, Due 5/25/2026, Series 6Y		KES	31,000,000	239,241
11.000%, Due 10/12/2026, Series 12YR		KES	43,467,948	341,339
10.850%, Due 4/2/2029, Series 9Y		KES	24,550,000	186,844
12.500%, Due 1/10/2033, Series 15YR		KES	631,000,000	4,823,504
11.750%, Due 10/8/2035, Series 16YR		KES	112,000,000	823,906

Total Foreign Sovereign Obligations				13,546,195

Total Kenya (Cost $17,512,066)				13,546,195

Kyrgyzstan - 1.73%
Credit-Linked Notes - 1.73%
Kyrgyz Republic (Issuer Frontera Capital BV),
10.500%, Due 9/24/2024C		KGS	150,000,000	1,723,203
8.000%, Due 5/26/2025		KGS	70,000,000	707,256
6.000%, Due 9/19/2025C		KGS	120,500,000	1,121,817
12.000%, Due 2/7/2028C		KGS	95,000,000	997,390
Kyrgyz Republic (Issuer Zambezi BV), 10.000%, Due 4/13/2028C		KGS	180,000,000	1,715,407

Total Credit-Linked Notes				6,265,073

Total Kyrgyzstan (Cost $7,925,464)				6,265,073

Malawi - 0.99%
Credit-Linked Notes - 0.99%
Republic of Malawi (Issuer Frontera Capital BV),
12.500%, Due 5/21/2025C			1,050,000	700,560
18.500%, Due 8/15/2026C			2,700,000	1,976,130
13.500%, Due 6/18/2027C			700,000	472,080
13.500%, Due 9/3/2027			650,000	432,770

Total Credit-Linked Notes				3,581,540

Total Malawi (Cost $5,017,198)				3,581,540

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Maldives - 0.61% (Cost $2,734,406)
Foreign Sovereign Obligations - 0.61%
Maldives Sukuk Issuance Ltd., 9.875%, Due 4/8/2026C	$	2,827,000	$2,198,920

Mongolia - 1.47%
Credit-Linked Notes - 1.19%
Development Bank of Mongolia (Issuer Frontera Capital BV),
7.500%, Due 10/25/2024C	MNT	11,287,921,348	2,979,706
6.460%, Due 4/22/2025C E	MNT	4,500,000,000	1,325,404

Total Credit-Linked Notes			4,305,110

Foreign Sovereign Obligations - 0.28%
Mongolia Government International Bonds, 4.450%, Due 7/7/2031B		1,581,000	998,561

Total Mongolia (Cost $6,813,365)			5,303,671

Mozambique - 4.29%
Credit-Linked Notes - 1.64%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC),
Due 2/28/2023C E F	MZN	90,000,000	1,432,421
19.000%, Due 3/26/2025E	MZN	90,500,000	1,419,130
17.000%, Due 5/11/2025	MZN	100,000,000	1,674,525
14.500%, Due 11/13/2025	MZN	40,000,000	611,010
14.500%, Due 2/11/2027E	MZN	46,752,000	779,507

Total Credit-Linked Notes			5,916,593

Foreign Sovereign Obligations - 2.65%
Mozambique International Bonds,
5.000%, Due 9/15/2031B D E		11,879,000	8,003,476
5.000%, Due 9/15/2031C D E		2,353,000	1,585,334

Total Foreign Sovereign Obligations			9,588,810

Total Mozambique (Cost $18,070,304)			15,505,403

Netherlands - 0.20% (Cost $822,300)
Foreign Corporate Obligations - 0.20%
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C		829,000	710,619

Nicaragua - 0.30% (Cost $1,159,304)
Credit-Linked Notes - 0.30%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi BV), 7.000%, Due 4/8/2024C E		1,159,400	1,085,662

Nigeria - 5.11%
Foreign Corporate Obligations - 1.17%
Access Bank PLC, 6.125%, Due 9/21/2026C		1,007,000	735,110
BOI Finance BV, 7.500%, Due 2/16/2027C	EUR	1,571,000	1,179,931
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,015,000	783,458
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		869,000	676,169
United Bank for Africa PLC, 6.750%, Due 11/19/2026C		997,000	842,465

Total Foreign Corporate Obligations			4,217,133

Foreign Sovereign Obligations - 3.94%
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR	NGN	856,000,000	1,861,669
16.288%, Due 3/17/2027, Series 10YR	NGN	290,000,000	701,122

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Nigeria - 5.11% (continued)
Foreign Sovereign Obligations - 3.94% (continued)
Nigeria Government International Bonds,
7.625%, Due 11/21/2025B	$	1,590,000	$1,365,816
12.500%, Due 1/22/2026B	NGN	1,006,049,000	2,137,458
6.125%, Due 9/28/2028B		1,250,000	822,578
8.375%, Due 3/24/2029C		1,411,000	1,019,447
8.375%, Due 3/24/2029B		827,000	597,508
8.747%, Due 1/21/2031B		1,373,000	966,633
7.875%, Due 2/16/2032B		4,336,000	2,785,880
7.375%, Due 9/28/2033B		2,800,000	1,687,000
Nigeria OMO Bills, 7.044%, Due 3/14/2023, Series 361D	NGN	133,000,000	290,660

Total Foreign Sovereign Obligations			14,235,771

Total Nigeria (Cost $24,517,635)			18,452,904

Pakistan - 1.02%
Foreign Sovereign Obligations - 1.02%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		2,491,000	773,704
7.375%, Due 4/8/2031B		7,865,000	2,438,150
7.375%, Due 4/8/2031C		1,180,000	365,800
8.875%, Due 4/8/2051B		375,000	114,094

Total Foreign Sovereign Obligations			3,691,748

Total Pakistan (Cost $10,652,927)			3,691,748

Papua New Guinea - 0.69% (Cost $3,245,523)
Foreign Sovereign Obligations - 0.69%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		3,251,000	2,510,267

Paraguay - 1.49%
Credit-Linked Notes - 1.49%
Municipalidad De Asuncion (Issuer Zambezi BV), 11.000%, Due 3/23/2027C		2,000,000	1,594,600
Municipalidad De Asuncion (Issuer Frontera Capital BV),
9.000%, Due 2/13/2026C	PYG	13,700,000,000	1,859,274
9.850%, Due 2/14/2031C	PYG	13,700,000,000	1,936,981

Total Credit-Linked Notes			5,390,855

Total Paraguay (Cost $6,011,118)			5,390,855

Republic of Mauritius - 0.20% (Cost $838,000)
Foreign Corporate Obligations - 0.20%
Axian Telecom, 7.375%, Due 2/16/2027C		838,000	716,490

Rwanda - 0.70%
Foreign Sovereign Obligations - 0.70%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031B		1,400,000	1,031,520
5.500%, Due 8/9/2031C		2,014,000	1,483,915

Total Foreign Sovereign Obligations			2,515,435

Total Rwanda (Cost $3,296,768)			2,515,435

Senegal - 1.28% (Cost $6,979,420)
Foreign Sovereign Obligations - 1.28%
Senegal Government International Bonds, 6.750%, Due 3/13/2048B		7,301,000	4,632,484

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Serbia - 0.29% (Cost $1,209,976)
Foreign Sovereign Obligations - 0.29%
Serbia International Bonds, 2.050%, Due 9/23/2036B	EUR	1,900,000	$1,030,843

South Africa - 0.19% (Cost $1,000,000)
Foreign Corporate Obligations - 0.19%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C	$	1,000,000	690,000

Sri Lanka - 0.51%
Foreign Sovereign Obligations - 0.51%
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027B G		3,510,000	773,384
6.750%, Due 4/18/2028B G		1,342,000	295,662
7.850%, Due 3/14/2029B G		871,000	192,771
7.550%, Due 3/28/2030B G		2,713,000	599,220

Total Foreign Sovereign Obligations			1,861,037

Total Sri Lanka (Cost $5,360,380)			1,861,037

Supranational - 3.60%
Foreign Sovereign Obligations - 3.60%
European Bank for Reconstruction & Development,
10.400%, Due 11/23/2022		1,400,000	982,170
10.050%, Due 12/14/2022		700,000	825,986
10.000%, Due 2/28/2023		3,900,000	3,318,549
10.100%, Due 5/6/2023		750,000	850,065
10.500%, Due 5/11/2023		1,233,333	1,485,398
14.000%, Due 6/14/2023		800,000	754,005
15.000%, Due 9/21/2024		1,200,000	1,197,794
International Bank for Reconstruction & Development, 9.250%, Due 1/20/2023	RWF	2,200,000,000	2,057,364
International Finance Corp.,
11.000%, Due 6/28/2024		600,000	534,152
11.000%, Due 10/18/2024	UZS	12,000,000,000	1,014,476

Total Foreign Sovereign Obligations			13,019,959

Total Supranational (Cost $14,070,198)			13,019,959

Suriname - 0.31% (Cost $1,411,375)
Foreign Sovereign Obligations - 0.31%
Suriname Government International Bonds, 9.250%, Due 10/26/2026B G		1,400,000	1,103,200

Tajikistan - 0.87%
Credit-Linked Notes - 0.02%
Republic of Tajikistan (Issuer Frontera Capital BV), 10.780%, Due 2/15/2023C		86,538	79,788

Foreign Sovereign Obligations - 0.85%
Tajikistan International Bonds, 7.125%, Due 9/14/2027B		4,870,000	3,079,048

Total Tajikistan (Cost $4,633,697)			3,158,836

Togo - 0.21% (Cost $977,905)
Foreign Corporate Obligations - 0.21%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A C		979,000	763,620

Trinidad and Tobago - 0.38% (Cost $1,295,124)
Foreign Corporate Obligations - 0.38%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029C		1,296,000	1,363,392

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Tunisia - 1.42%
Foreign Sovereign Obligations - 1.42%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	2,060,000	$1,656,322
5.625%, Due 2/17/2024B	EUR	800,000	581,012
5.750%, Due 1/30/2025B	$	814,000	509,772
6.375%, Due 7/15/2026C	EUR	100,000	59,295
6.375%, Due 7/15/2026B	EUR	3,897,000	2,310,726

Total Foreign Sovereign Obligations			5,117,127

Total Tunisia (Cost $7,296,088)			5,117,127

Uganda - 3.26%
Foreign Sovereign Obligations - 3.26%
Uganda Government Bonds,
14.000%, Due 1/18/2024	UGX	7,471,500,000	1,933,458
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,128,931
16.000%, Due 5/6/2027	UGX	2,500,000,000	627,174
14.250%, Due 8/23/2029	UGX	2,200,000,000	505,184
16.000%, Due 11/14/2030	UGX	6,940,000,000	1,673,347
17.000%, Due 4/3/2031, Series 15YR	UGX	6,878,100,000	1,761,661
14.250%, Due 6/22/2034	UGX	4,925,000,000	1,069,154
16.250%, Due 11/8/2035	UGX	7,800,000,000	1,879,720
17.500%, Due 11/1/2040	UGX	4,800,000,000	1,223,208

Total Foreign Sovereign Obligations			11,801,837

Total Uganda (Cost $13,559,299)			11,801,837

Ukraine - 0.72%
Foreign Sovereign Obligations - 0.72%
Ukraine Government Bonds,
15.970%, Due 4/19/2023	UAH	47,500,000	851,456
10.000%, Due 8/23/2023, Series 10YR	UAH	14,500,000	207,762
15.840%, Due 2/26/2025	UAH	110,030,000	1,115,125
9.790%, Due 5/26/2027	UAH	46,851,000	422,223

Total Foreign Sovereign Obligations			2,596,566

Total Ukraine (Cost $8,388,490)			2,596,566

United Republic of Tanzania - 0.44% (Cost $1,813,294)
Foreign Corporate Obligations - 0.44%
HTA Group Ltd., 7.000%, Due 12/18/2025C		1,800,000	1,575,000

United States - 0.27% (Cost $1,085,053)
Corporate Obligations - 0.27%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C		1,081,000	988,218

Uruguay - 3.08%
Foreign Sovereign Obligations - 3.08%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	81,798,000	1,666,939
3.875%, Due 7/2/2040H	UYU	385,274,534	9,478,082

Total Foreign Sovereign Obligations			11,145,021

Total Uruguay (Cost $11,097,592)			11,145,021

Uzbekistan - 2.00%
Foreign Sovereign Obligations - 2.00%
Uzbekistan International Bonds, 14.000%, Due 7/19/2024B	UZS	6,030,000,000	523,888

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
Uzbekistan - 2.00% (continued)
Foreign Sovereign Obligations - 2.00% (continued)
Uzbekistan International Bonds, (continued)
14.000%, Due 7/19/2024C	UZS	32,120,000,000	$2,790,592
14.500%, Due 11/25/2023B	UZS	43,810,000,000	3,902,615

Total Foreign Sovereign Obligations			7,217,095

Total Uzbekistan (Cost $7,534,373)			7,217,095

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024B G	$	1,250,000	28,125

Zambia - 5.76%
Credit-Linked Notes - 1.43%
Zambia Government Bond (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	133,161,509	5,182,289

Foreign Corporate Obligations - 0.46%
First Quantum Minerals Ltd.,
6.875%, Due 3/1/2026B		1,035,000	971,244
6.875%, Due 10/15/2027B		764,000	710,388

Total Foreign Corporate Obligations			1,681,632

Foreign Sovereign Obligations - 3.87%
Zambia Government Bonds,
10.000%, Due 12/27/2024, Series 3Y	ZMW	11,000,000	514,080
12.000%, Due 4/23/2025, Series 7YR	ZMW	7,800,000	363,270
11.000%, Due 1/25/2026, Series 5Y	ZMW	114,100,000	4,623,271
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,593,221
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	869,459
13.000%, Due 12/17/2028, Series 10YR	ZMW	30,000,000	982,940
13.000%, Due 1/25/2031, Series 10Y	ZMW	3,800,000	123,304
Zambia Government International Bonds,
8.500%, Due 4/14/2024B		642,000	255,195
8.970%, Due 7/30/2027B G		9,354,000	3,682,670

Total Foreign Sovereign Obligations			14,007,410

Total Zambia (Cost $22,453,723)			20,871,331

		Shares
SHORT-TERM INVESTMENTS - 7.13% (Cost $25,773,974)
Investment Companies - 7.13%
American Beacon U.S. Government Money Market Select Fund, 2.89%I J		25,773,974	25,773,974

TOTAL INVESTMENTS - 94.70% (Cost $445,389,290)			342,286,212
OTHER ASSETS, NET OF LIABILITIES - 5.30%			19,174,791

TOTAL NET ASSETS - 100.00%			$361,461,003

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2022.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $72,015,232 or 19.92% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2022. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Zero coupon bond.
G	Default Security. At period end, the amount of securities in default was $6,675,032 or 1.85% of net assets.
H	Inflation-Indexed Note.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on October 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	470,302	KZT	500,770	11/22/2022	DB	$—	$(30,468)	$(30,468)
EUR	297,872	USD	301,864	1/19/2023	HSBC	—	(3,992)	(3,992)
USD	2,616,677	EUR	2,651,035	1/19/2023	HSBC	—	(34,358)	(34,358)
USD	14,434,121	EUR	14,350,860	11/23/2022	SSB	83,261	—	83,261
USD	1,003,905	EUR	989,715	11/23/2022	SSB	14,190	—	14,190
USD	13,737,597	EUR	13,940,800	1/19/2023	UBS	—	(203,203)	(203,203)

						$97,451	$(272,021)	$(174,570)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

DB	Deutsche Bank AG
HSBC	HSBC Bank PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

Currency Abbreviations:

AMD	Armenian Dram
AOA	Angolan Kwanza
AZN	Azerbaijan Manat
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MNT	Mongolian Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

PYG	Paraguayan guarani
RWF	Rwandan Franc
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2022, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$935,798	$—	$935,798
Azerbaijan	—	1,116,006	—	1,116,006
Ghana	—	114,719	—	114,719
Kyrgyzstan	—	6,265,073	—	6,265,073
Malawi	—	3,581,540	—	3,581,540
Mongolia	—	4,305,110	—	4,305,110
Mozambique	—	5,916,593	—	5,916,593
Nicaragua	—	1,085,662	—	1,085,662
Paraguay	—	5,390,855	—	5,390,855
Tajikistan	—	79,788	—	79,788
Zambia	—	5,182,289	—	5,182,289
Foreign Sovereign Obligations
Angola	—	16,994,039	—	16,994,039
Argentina	—	4,893,996	—	4,893,996
Armenia	—	7,832,863	—	7,832,863
Belarus	—	237,532	—	237,532
Benin	—	3,162,669	—	3,162,669
Cameroon	—	6,770,505	—	6,770,505
Costa Rica	—	2,876,250	—	2,876,250
Dominican Republic	—	10,984,927	—	10,984,927
Ecuador	—	11,288,682	—	11,288,682
Egypt	—	12,221,798	—	12,221,798
El Salvador	—	4,223,314	—	4,223,314
Ethiopia	—	2,423,863	—	2,423,863
Gabon	—	9,694,419	—	9,694,419
Georgia	—	5,908,168	—	5,908,168
Ghana	—	6,637,305	—	6,637,305
Honduras	—	107,987	—	107,987
Iraq	—	7,899,483	—	7,899,483
Ireland	—	1,984,982	—	1,984,982
Ivory Coast	—	9,475,396	—	9,475,396
Jordan	—	3,164,822	—	3,164,822
Kazakhstan	—	12,391,545	—	12,391,545
Kenya	—	13,546,195	—	13,546,195
Maldives	—	2,198,920	—	2,198,920
Mongolia	—	998,561	—	998,561
Mozambique	—	9,588,810	—	9,588,810
Nigeria	—	14,235,771	—	14,235,771
Pakistan	—	3,691,748	—	3,691,748
Papua New Guinea	—	2,510,267	—	2,510,267
Rwanda	—	2,515,435	—	2,515,435
Senegal	—	4,632,484	—	4,632,484
Serbia	—	1,030,843	—	1,030,843
Sri Lanka	—	1,861,037	—	1,861,037

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Supranational	—	13,019,959	—	13,019,959
Suriname	—	1,103,200	—	1,103,200
Tajikistan	—	3,079,048	—	3,079,048
Tunisia	—	5,117,127	—	5,117,127
Uganda	—	11,801,837	—	11,801,837
Ukraine	—	2,596,566	—	2,596,566
Uruguay	—	11,145,021	—	11,145,021
Uzbekistan	—	7,217,095	—	7,217,095
Zambia	—	14,007,410	—	14,007,410
Foreign Corporate Obligations
Ghana	—	1,443,760	—	1,443,760
Honduras	—	507,448	—	507,448
Kazakhstan	—	781,489	—	781,489
Netherlands	—	710,619	—	710,619
Nigeria	—	4,217,133	—	4,217,133
Republic of Mauritius	—	716,490	—	716,490
South Africa	—	690,000	—	690,000
Togo	—	763,620	—	763,620
Trinidad and Tobago	—	1,363,392	—	1,363,392
United Republic of Tanzania	—	1,575,000	—	1,575,000
Venezuela	—	28,125	—	28,125
Zambia	—	1,681,632	—	1,681,632
Corporate Obligations
United States	—	988,218	—	988,218
Short-Term Investments	25,773,974	—	—	25,773,974

Total Investments in Securities - Assets	$25,773,974	$316,512,238	$—	$342,286,212

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$97,451	$—	$97,451

Total Financial Derivative Instruments - Assets	$—	$97,451	$—	$97,451

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(272,021)	$—	$(272,021)

Total Financial Derivative Instruments - Liabilities	$—	$(272,021)	$—	$(272,021)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.33%
Basic Materials - 0.39%
Mining - 0.39%
Freeport-McMoRan, Inc., 4.125%, Due 3/1/2028	$25,000	$22,431

Communications - 1.88%
Internet - 0.72%
Expedia Group, Inc., 4.625%, Due 8/1/2027	30,000	28,067
Match Group Holdings II LLC, 5.625%, Due 2/15/2029A	15,000	13,293

		41,360

Media - 0.85%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, Due 2/1/2028A	12,000	10,890
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	13,388
6.384%, Due 10/23/2035	10,000	9,123
3.500%, Due 6/1/2041	5,000	3,143
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	12,893

		49,437

Telecommunications - 0.31%
Verizon Communications, Inc.,
2.550%, Due 3/21/2031	10,000	7,906
3.550%, Due 3/22/2051	15,000	10,081

		17,987

Total Communications		108,784

Consumer, Cyclical - 3.96%
Airlines - 2.09%
American Airlines Pass-Through Trust, 3.950%, Due 1/11/2032, Series B	15,000	11,725
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A	25,000	22,844
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	10,000	9,300
Spirit Airlines Pass-Through Trust, 3.375%, Due 8/15/2031, Series AA	15,076	12,738
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, Due 9/20/2025A	30,000	30,465
U.S. Airways Pass-Through Trust, 5.900%, Due 4/1/2026, 2012 1A	15,837	15,247
United Airlines, Inc., 4.375%, Due 4/15/2026A	20,000	18,252

		120,571

Auto Manufacturers - 0.37%
Ford Motor Credit Co. LLC, 4.271%, Due 1/9/2027	14,000	12,640
General Motors Financial Co., Inc., 4.300%, Due 4/6/2029	10,000	8,781

		21,421

Entertainment - 0.53%
SeaWorld Parks & Entertainment, Inc., 8.750%, Due 5/1/2025A	30,000	30,731

Household Products/Wares - 0.20%
Newell Brands, Inc., 5.750%, Due 4/1/2046	15,000	11,550

Leisure Time - 0.26%
Carnival Corp., 10.500%, Due 2/1/2026A	15,000	14,699

Retail - 0.51%
Lithia Motors, Inc., 3.875%, Due 6/1/2029A	25,000	20,143
Lowe’s Cos., Inc., 5.000%, Due 4/15/2033	10,000	9,426

		29,569

Total Consumer, Cyclical		228,541

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.33% (continued)
Consumer, Non-Cyclical - 2.84%
Commercial Services - 0.59%
Duke University, 2.757%, Due 10/1/2050, Series 2020	$10,000	$6,293
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	12,426
Massachusetts Institute of Technology, 4.678%, Due 7/1/2114	15,000	11,777
University of Notre Dame du Lac, 3.438%, Due 2/15/2045, Series 2015	5,000	3,751

		34,247

Food - 0.40%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, Due 2/15/2028A	25,000	23,375

Health Care - Services - 1.66%
AdventHealth Obligated Group, 2.795%, Due 11/15/2051, Series E	10,000	5,915
Baylor Scott & White Holdings, 4.185%, Due 11/15/2045	5,000	3,927
Cedars-Sinai Health System, 2.288%, Due 8/15/2031, Series 2021	5,000	3,914
Centene Corp., 3.375%, Due 2/15/2030	15,000	12,453
Duke University Health System, Inc., 3.920%, Due 6/1/2047, Series 2017	16,000	12,062
Elevance Health, Inc., 5.500%, Due 10/15/2032	10,000	9,951
Indiana University Health, Inc. Obligated Group, 2.852%, Due 11/1/2051, Series 2021	20,000	11,893
IQVIA, Inc., 5.000%, Due 5/15/2027A	15,000	14,293
Johns Hopkins Health System Corp., 3.837%, Due 5/15/2046	5,000	3,736
Methodist Hospital, 2.705%, Due 12/1/2050, Series 20A	10,000	5,728
Trinity Health Corp., 4.125%, Due 12/1/2045	15,000	11,744

		95,616

Pharmaceuticals - 0.19%
Cigna Corp., 3.400%, Due 3/15/2051	10,000	6,606
CVS Health Corp., 4.780%, Due 3/25/2038	5,000	4,328

		10,934

Total Consumer, Non-Cyclical		164,172

Energy - 3.39%
Energy - Alternate Sources - 0.24%
TerraForm Power Operating LLC, 5.000%, Due 1/31/2028A	15,000	13,888

Oil & Gas - 1.72%
BP Capital Markets America, Inc.,
3.543%, Due 4/6/2027	5,000	4,650
4.234%, Due 11/6/2028	5,000	4,706
2.939%, Due 6/4/2051	10,000	6,181
Continental Resources, Inc.,
3.800%, Due 6/1/2024	15,000	14,467
4.375%, Due 1/15/2028	30,000	26,899
Ovintiv Exploration, Inc., 5.375%, Due 1/1/2026	15,000	14,664
Parsley Energy LLC/Parsley Finance Corp., 4.125%, Due 2/15/2028A	15,000	13,629
Viper Energy Partners LP, 5.375%, Due 11/1/2027A	15,000	14,109

		99,305

Pipelines - 1.43%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	15,012
DCP Midstream Operating LP, 5.125%, Due 5/15/2029	25,000	23,458
Energy Transfer LP, 3.750%, Due 5/15/2030	15,000	12,740
MPLX LP, 4.250%, Due 12/1/2027	15,000	13,819

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.33% (continued)
Energy - 3.39% (continued)
Pipelines - 1.43% (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	$20,000	$17,622

		82,651

Total Energy		195,844

Financial - 12.78%
Banks - 5.31%
Bank of America Corp., 3.419%, Due 12/20/2028, (3 mo. USD LIBOR + 1.040%)B	45,000	39,719
Bank of New York Mellon Corp., 4.289%, Due 6/13/2033, (Secured Overnight Financing Rate + 1.418%)B	10,000	8,942
Citigroup, Inc., 2.666%, Due 1/29/2031, (Secured Overnight Financing Rate + 1.146%)B	20,000	15,871
Citizens Bank NA, 4.575%, Due 8/9/2028, (Secured Overnight Financing Rate + 2.00%)B	15,000	14,183
Fifth Third Bancorp, 4.772%, Due 7/28/2030, (Secured Overnight Financing Index + 2.127%)B	25,000	22,923
Fifth Third Bank NA, 5.852%, Due 10/27/2025C	10,000	10,008
First Horizon Corp., 4.000%, Due 5/26/2025	25,000	23,955
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (Secured Overnight Financing Rate + 1.114%)B	10,000	8,642
1.992%, Due 1/27/2032, (Secured Overnight Financing Rate + 1.090%)B	10,000	7,290
JPMorgan Chase & Co.,
1.045%, Due 11/19/2026, (Secured Overnight Financing Rate + 0.800%)B	10,000	8,610
1.953%, Due 2/4/2032, (Secured Overnight Financing Rate + 1.065%)B	15,000	10,977
5.717%, Due 9/14/2033, (Secured Overnight Financing Rate + 2.580%)B	10,000	9,318
Morgan Stanley,
1.512%, Due 7/20/2027, (Secured Overnight Financing Rate + 0.858%)B	10,000	8,462
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)B	5,000	3,521
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	9,034
State Street Corp., 4.421%, Due 5/13/2033, (Secured Overnight Financing Rate + 1.605%)B	25,000	22,689
Truist Bank, 2.636%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	18,510
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5 yr. CMT + 4.605%)B D	25,000	23,938
U.S. Bancorp, 2.491%, Due 11/3/2036, (5 yr. CMT + 0.950%)B	10,000	7,321
Wells Fargo & Co.,
5.875%, Due 6/15/2025, Series U, (3 mo. USD LIBOR + 3.990%)B D	25,000	24,000
3.526%, Due 3/24/2028, (Secured Overnight Financing Rate + 1.510%)B	10,000	9,003

		306,916

Diversified Financial Services - 1.98%
Ally Financial, Inc.,
5.750%, Due 11/20/2025	25,000	24,177
4.700%, Due 5/15/2026, Series B, (5 yr. CMT + 3.868%)B D	15,000	10,875
Burford Capital Global Finance LLC, 6.875%, Due 4/15/2030A	10,000	8,672
Capital One Financial Corp.,
3.950%, Due 9/1/2026, Series M, (5 yr. CMT + 3.157%)B D	25,000	18,662
2.618%, Due 11/2/2032, (Secured Overnight Financing Rate + 1.265%)B	10,000	7,290
Navient Corp., 5.000%, Due 3/15/2027	15,000	12,643
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	6,768
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	12,694
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, Due 10/15/2026A	15,000	12,549

		114,330

Insurance - 0.96%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	7,366
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	10,000	7,450
HUB International Ltd., 7.000%, Due 5/1/2026A	15,000	14,813
NMI Holdings, Inc., 7.375%, Due 6/1/2025A	10,000	9,990

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.33% (continued)
Financial - 12.78% (continued)
Insurance - 0.96% (continued)
Old Republic International Corp., 3.875%, Due 8/26/2026	$10,000	$9,379
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	10,000	6,401

		55,399

Real Estate - 0.06%
Essential Properties LP, 2.950%, Due 7/15/2031	5,000	3,553

REITS - 4.47%
Alexandria Real Estate Equities, Inc., 3.375%, Due 8/15/2031	15,000	12,346
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	15,000	11,048
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	11,498
Extra Space Storage LP, 2.350%, Due 3/15/2032	5,000	3,615
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	30,000	24,514
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	25,000	21,691
3.100%, Due 2/15/2030	10,000	8,033
Highwoods Realty LP, 3.875%, Due 3/1/2027	14,000	12,731
iStar, Inc.,
4.250%, Due 8/1/2025	30,000	29,061
5.500%, Due 2/15/2026	63,000	62,819
Mid-America Apartments LP, 1.700%, Due 2/15/2031	15,000	11,062
Prologis LP, 4.000%, Due 9/15/2028	15,000	13,872
Realty Income Corp., 2.200%, Due 6/15/2028	15,000	12,422
VICI Properties LP/VICI Note Co., Inc., 5.750%, Due 2/1/2027A	25,000	23,618

		258,330

Total Financial		738,528

Industrial - 1.55%
Aerospace/Defense - 1.16%
Boeing Co., 2.196%, Due 2/4/2026	15,000	13,265
Howmet Aerospace, Inc., 6.750%, Due 1/15/2028	25,000	24,961
Raytheon Technologies Corp., 4.125%, Due 11/16/2028	5,000	4,667
Spirit AeroSystems, Inc., 5.500%, Due 1/15/2025A	25,000	24,125

		67,018

Building Materials - 0.12%
Eagle Materials, Inc., 2.500%, Due 7/1/2031	10,000	7,334

Electronics - 0.27%
Agilent Technologies, Inc., 2.300%, Due 3/12/2031	10,000	7,775
Vontier Corp., 2.400%, Due 4/1/2028	10,000	7,720

		15,495

Total Industrial		89,847

Technology - 1.00%
Office/Business Equipment - 0.07%
CDW LLC/CDW Finance Corp., 3.276%, Due 12/1/2028	5,000	4,065

Semiconductors - 0.54%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	15,000	13,781
Intel Corp., 4.150%, Due 8/5/2032	15,000	13,390
Qorvo, Inc., 4.375%, Due 10/15/2029	5,000	4,261

		31,432

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.33% (continued)
Technology - 1.00% (continued)
Software - 0.39%
Oracle Corp.,
2.875%, Due 3/25/2031	$20,000	$15,775
3.950%, Due 3/25/2051	10,000	6,500

		22,275

Total Technology		57,772

Utilities - 1.54%
Electric - 1.54%
Ameren Corp., 1.950%, Due 3/15/2027	5,000	4,290
Duke Energy Corp., 4.500%, Due 8/15/2032	10,000	9,002
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	8,788
Eversource Energy, 4.600%, Due 7/1/2027	10,000	9,611
FirstEnergy Transmission LLC, 2.866%, Due 9/15/2028A	15,000	12,689
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	22,925
Southern Co., 4.000%, Due 1/15/2051, Series B, (5 yr. CMT + 3.733%)B	25,000	21,724

		89,029

Total Utilities		89,029

Total Corporate Obligations (Cost $1,957,970)		1,694,948

FOREIGN CORPORATE OBLIGATIONS - 1.49%
Communications - 0.42%
Telecommunications - 0.42%
Altice France SA, 5.500%, Due 1/15/2028A	30,000	24,050

Energy - 0.13%
Pipelines - 0.13%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	7,696

Financial - 0.94%
Banks - 0.94%
Bank of Montreal,
0.949%, Due 1/22/2027, (Secured Overnight Financing Rate + 0.603%)B	10,000	8,618
3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	8,572
Barclays PLC,
1.007%, Due 12/10/2024, (1 yr. CMT + 0.800%)B	10,000	9,361
7.385%, Due 11/2/2028C	10,000	9,949
HSBC Holdings PLC, 7.390%, Due 11/3/2028C	10,000	9,980
Royal Bank of Canada, 2.300%, Due 11/3/2031	10,000	7,602

		54,082

Total Financial		54,082

Total Foreign Corporate Obligations (Cost $101,306)		85,828

ASSET-BACKED OBLIGATIONS - 10.40%
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	12,344	10,619
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	15,000	13,917
Citicorp Residential Mortgage Trust, 4.983%, Due 3/25/2037, 2007 1 A5E	18,324	17,682
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022 1A AA	9,315	7,828
College Ave Student Loans LLC, 4.686%, Due 7/25/2051, 2021 A A1, (1 mo. USD LIBOR + 1.100%)A B	21,566	20,645

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 10.40% (continued)
Conseco Finance Corp.,
7.220%, Due 3/15/2028, 1997 1 M1C	$45,028	$45,076
6.280%, Due 9/1/2030, 1998 8 A1	3,850	3,846
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021 4A D	25,000	22,527
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1E	51,685	46,235
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	13,128
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005 1 B	52,033	51,911
5.787%, Due 10/15/2040, 2006 1 AA	44,539	42,597
8.311%, Due 10/15/2040, 2006 1 BA	20,716	20,721
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	38,955	37,194
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	28,227	27,248
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	5,642	5,388
4.462%, Due 12/15/2059, 2019 D A2B, (1 mo. USD LIBOR + 1.050%)A B	13,665	13,272
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	20,857	19,858
PFS Financing Corp., 2.470%, Due 2/15/2027, 2022 A AA	20,000	18,474
Salomon Mortgage Loan Trust, 5.086%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD LIBOR + 1.500%)B	29,484	29,556
Santander Drive Auto Receivables Trust,
4.490%, Due 11/16/2026, 2022 6 A3	15,000	14,749
1.670%, Due 10/15/2027, 2021 4 D	20,000	18,432
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021 B DA	35,000	32,206
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020 1 A2IA	24,563	19,608
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	13,801	13,100
1.290%, Due 7/15/2053, 2020 B A1AA	12,733	11,312
Triton Container Finance VIII LLC, 2.110%, Due 9/20/2045, 2020 1A AA	12,344	10,368
Vantage Data Centers LLC, 3.188%, Due 7/15/2044, 2019 1A A2A	14,525	13,745

Total Asset-Backed Obligations (Cost $648,728)		601,242

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.89%
Bear Stearns ARM Trust, 2.809%, Due 2/25/2035, 2004 12 2A1C	11,811	11,085
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5E	10,665	10,273
Brean Asset Backed Securities Trust, 1.750%, Due 10/25/2061, 2021 RM2 AA C	43,730	37,647
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016 SH2 M2A C	16,867	14,576
3.750%, Due 12/25/2045, 2016 SH2 M3A C	34,279	29,364
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	19,494	17,982
Finance of America Structured Securities Trust, 3.721%, Due 3/25/2050, 2021 1A Y	34,848	34,319
Greenpoint Mortgage Pass-Through Certificates, 3.727%, Due 10/25/2033, 2003 1 A1C	28,263	26,371
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A C	36,782	28,387
2.500%, Due 7/25/2052, 2022 1 A3A C	51,646	39,858
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A C	39,382	36,228
5.525%, Due 11/25/2054, 2014 3A B3A C	26,963	25,537
4.000%, Due 3/25/2057, 2017-2A A3A C	48,439	45,247
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	30,755	29,264
RFMSI Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	13,940	12,151

Total Collateralized Mortgage Obligations (Cost $448,653)		398,289

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.97%
Bank,
4.399%, Due 8/15/2055, 2022-BNK43 A5	15,000	13,589
3.265%, Due 9/15/2060, 2017 BNK7 ASB	46,895	44,311
1.844%, Due 3/15/2063, 2020 BN28 A4	25,000	18,881

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.97% (continued)
BBCMS Mortgage Trust
4.441%, Due 2/15/2050, 2017 C1 C	$10,000	$8,647
4.600%, Due 6/15/2055, 2022-C16 A5C	15,000	13,814
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020 B19 A5	50,000	38,211
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	22,166
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	7,430
BX Trust, 5.541%, Due 10/15/2039, 2022-GPA A, (1 mo. USD Term SOFR + 2.165%)A B	20,000	19,701
Cantor Commercial Real Estate Lending, 3.006%, Due 1/15/2053, 2019 CF3 A4	10,000	8,248
COMM Mortgage Trust,
4.300%, Due 10/10/2046, 2013 CR12 AM	10,000	9,623
3.902%, Due 7/10/2050, 2015 PC1 A5	25,000	23,809
2.950%, Due 8/15/2057, 2019 GC44 A5	20,000	16,586
DC Office Trust, 3.072%, Due 9/15/2045, 2019 MTC DA C	10,000	7,178
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 1.238%, Due 1/25/2035, K-1516 A1	53,022	40,895
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018 SB45 A10FC	12,654	11,601
3.300%, Due 7/25/2038, 2018 SB55 A5HC	9,682	9,535
JPMBB Commercial Mortgage Securities Trust, 3.559%, Due 7/15/2048, 2015 C30 ASB	33,431	32,445
Med Trust, 5.213%, Due 11/15/2038, 2021 MDLN C, (1 mo. USD LIBOR + 1.800%)A B	15,000	14,174
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA C	20,936	19,790
4.120%, Due 3/25/2049, 2019 1 M3A C	26,618	21,873

Total Commercial Mortgage-Backed Obligations (Cost $470,961)		402,507

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.91%
Federal Home Loan Mortgage Corp., 3.000%, Due 5/1/2047	57,253	49,921
Federal National Mortgage Association,
3.547%, Due 9/25/2028, 2019 M1 A2C	24,307	22,814
3.610%, Due 2/25/2031, 2019 M4 A2	10,000	9,122
4.500%, Due 7/1/2031	22,113	21,836
1.714%, Due 7/25/2031, 2021 M17 A2C	10,000	7,784
2.500%, Due 4/1/2037C	20,780	17,913
2.000%, Due 3/1/2042	28,707	23,545
2.500%, Due 4/1/2042	28,932	24,454
4.000%, Due 2/1/2043C	32,172	30,228
4.000%, Due 12/1/2043	14,761	13,758
4.000%, Due 3/1/2046C	28,594	26,867
2.500%, Due 12/1/2046C	34,210	28,577
3.000%, Due 12/1/2046	30,816	26,714
3.000%, Due 1/1/2048C	45,279	39,359
3.000%, Due 2/1/2048C	25,116	21,760
Government National Mortgage Association, 3.500%, Due 4/20/2046	38,257	34,858

Total U.S. Agency Mortgage-Backed Obligations (Cost $440,923)		399,510

U.S. TREASURY OBLIGATIONS - 29.54%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	175,000	113,757
2.000%, Due 11/15/2041	60,000	40,748
2.500%, Due 2/15/2045	67,000	48,028
1.375%, Due 8/15/2050	83,000	44,000
2.250%, Due 2/15/2052	335,000	223,455
2.875%, Due 5/15/2052	52,000	40,146
U.S. Treasury Notes,
0.625%, Due 10/15/2024	125,000	115,972
3.000%, Due 7/15/2025	50,000	48,139
0.750%, Due 8/31/2026	321,000	280,185

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 29.54% (continued)
U.S. Treasury Notes (continued)
4.625%, Due 12/3/2026	$6,763	$6,100
1.500%, Due 1/31/2027	239,000	212,915
4.125%, Due 9/30/2027	9,000	8,948
1.000%, Due 7/31/2028	32,000	26,710
2.375%, Due 3/31/2029	186,000	166,601
2.875%, Due 5/15/2032	277,000	250,728
2.750%, Due 8/15/2032	90,000	80,451

Total U.S. Treasury Obligations (Cost $1,888,386)		1,706,883

MUNICIPAL OBLIGATIONS 8.07%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 2.650%, Due 9/1/2037, Series B	25,000	17,837
California General Obligation Bonds, 7.500%, Due 4/1/2034	10,000	11,640
California Health Facilities Financing Authority Revenue Bonds, 4.190%, Due 6/1/2037	10,000	8,429
Central Puget Sound Regional Transit Authority, Revenue Bonds, 5.491%, Due 11/1/2039	5,000	5,058
City of Dallas TX Waterworks & Sewer System Revenue Bonds, 2.772%, Due 10/1/2040, Series D	15,000	10,010
City of New York NY,
5.517%, Due 10/1/2037, Series C1	15,000	14,805
5.985%, Due 12/1/2036, Series D1	10,000	10,192
6.271%, Due 12/1/2037, Series F1	5,000	5,311
City of New York NY General Obligation Bonds, 5.263%, Due 10/1/2052, Series B 2	10,000	9,575
City of Tempe AZ, 2.521%, Due 7/1/2036, COPs	10,000	7,069
Commonwealth of Massachusetts, 3.769%, Due 7/15/2029, Series A	15,000	14,070
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Bonds, 2.613%, Due 12/1/2048, Series A	10,000	6,202
Gainesville, Florida Revenue Bonds, 3.047%, Due 10/1/2040	15,000	10,352
Golden State Tobacco Securitization Corp., 3.115%, Due 6/1/2038, Series A	10,000	7,379
Golden State Tobacco Securitization Corp., California Revenue Bonds,
2.746%, Due 6/1/2034, Series B	10,000	7,671
3.293%, Due 6/1/2042, Series B	5,000	3,479
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, 5.966%, Due 1/15/2030, Series B2	25,000	25,465
JobsOhio Beverage System, 2.833%, Due 1/1/2038, Series A	10,000	7,276
Kansas Development Finance Authority, Revenue Bonds, 2.774%, Due 5/1/2051, Series K	10,000	6,311
King County, Washington Sewer Revenue Bonds, 2.841%, Due 7/1/2047, Series A	10,000	6,183
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, 4.145%, Due 2/1/2033, Series A	30,000	27,965
Massachusetts School Building Authority Revenue Bonds, 3.395%, Due 10/15/2040, Series B	25,000	18,914
Massachusetts Water Resources Authority Revenue Bonds, 2.823%, Due 8/1/2041, Series C	5,000	3,523
Missouri Highway & Transportation Commission, 5.445%, Due 5/1/2033	15,000	14,973
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.508%, Due 8/1/2037	15,000	14,720
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	4,942
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	34,342
Oklahoma Development Finance Authority Revenue Bonds, 4.135%, Due 12/1/2033, Series A 1	10,000	9,520
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	6,996
Palm Springs Financing Authority, California Revenue Bonds, 2.869%, Due 11/1/2034, Series B	15,000	11,280
Riverside County, California Revenue Bonds, 3.818%, Due 2/15/2038	15,000	12,654
San Jose Financing Authority, California Revenue Bonds, 2.812%, Due 6/1/2037, Series A	25,000	17,921
State Board of Administration Finance Corp., Revenue Bonds, 2.154%, Due 7/1/2030, Series A	10,000	7,826
State of California,

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 8.07% (continued)
State of California (continued)
7.300%, Due 10/1/2039	$10,000	$11,542
7.625%, Due 3/1/2040	15,000	17,925
State of Texas,
5.517%, Due 4/1/2039	10,000	10,103
3.211%, Due 4/1/2044	5,000	3,732
Sumter Landing Community Development District Revenue Bonds, 4.172%, Due 10/1/2047	10,000	8,135
Texas Transportation Commission General Obligation Bonds, 2.472%, Due 10/1/2044	5,000	3,098
Texas Transportation Commission Revenue Bonds, 2.562%, Due 4/1/2042	20,000	13,564
Texas Transportation Commission State Highway Fund, 4.000%, Due 10/1/2033	10,000	8,670
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	15,000	9,829

Total Municipal Obligations (Cost $542,101)		466,488

TOTAL INVESTMENTS - 99.60% (Cost $6,499,028)		5,755,695
OTHER ASSETS, NET OF LIABILITIES - 0.40%		22,992

TOTAL NET ASSETS - 100.00%		$5,778,687

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,093,759 or 18.93% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2022.

C	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
D	Perpetual maturity. The date shown, if any, is the next call date.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2022. The maturity date disclosed represents the final maturity date.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2022, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,694,948	$—	$1,694,948
Foreign Corporate Obligations	—	85,828	—	85,828
Asset-Backed Obligations	—	601,242	—	601,242
Collateralized Mortgage Obligations	—	398,289	—	398,289
Commercial Mortgage-Backed Obligations	—	402,507	—	402,507
U.S. Agency Mortgage-Backed Obligations	—	399,510	—	399,510
U.S. Treasury Obligations	—	1,706,883	—	1,706,883
Municipal Obligations	—	466,488	—	466,488

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2022 (Unaudited)

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total

Total Investments in Securities - Assets	$—	$5,755,695	$—	$5,755,695

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 30, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of October 31, 2022, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon Frontier Markets Income Fund and American Beacon NIS Core Plus Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposed limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework used by funds to comply with Section 18 of the Act, and required funds whose use of derivatives was more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds did not require to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule had on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may have required changes in how a fund will use derivatives, may have adversely affect a fund’s performance and may have increased costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 30, 2022 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 30, 2022 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 30, 2022 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended January 31, 2022 for the Frontier Markets Income Fund and the tax years in the two year period ended January 31, 2022 for NIS Core Plus Bond Fund remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Frontier Markets Income	$445,389,290	$5,185,561	$(108,288,639)	$(103,103,078)
NIS Core Plus Bond	6,499,028	4,181	(747,514)	(743,333)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Frontier Markets Income	$6,817,275	$23,400,243
NIS Core Plus Bond	35,009	1,142